Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets - Parent [Member] - USD ($)	Jun. 30, 2021	Jun. 30, 2020
CURRENT ASSETS:
Cash	$ 26,636	$ 793,234
Other receivables	8,900	1,002,300
Prepayments and advances	4,300	150,000
Total current assets	39,836	1,945,534
OTHER ASSETS:
Intercompany receivable	74,858,613	1,709,710
Investment in subsidiaries	2,459,560	3,457,764
Total other assets	77,318,173	5,167,474
Total assets	77,358,009	7,113,008
CURRENT LIABILITIES:
Other payables and accrued liabilities	396,797	511,799
Other payables - shareholders	10,711	10,711
Total current liabilities	407,508	552,510
Total liabilities	407,508	552,510
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Preferred share, $0.001 par value, 1,000,000 shares authorized, no share issued or outstanding
Ordinary share, $0.001 par value, 200,000,000 shares authorized, 110,356,629 and 25,623,822 shares issued and outstanding as of June 30, 2021 and 2020, respectively	110,357	25,624
Additional paid-in-capital	147,684,772	69,689,789
Deferred stock compensation	(682,383)	(1,201,183)
Deficit	(70,162,245)	(61,923,732)
Total shareholders’ equity	76,950,501	6,590,498
Total liabilities and shareholders’ equity	$ 77,358,009	$ 7,113,008